Schedule of Investments (unaudited)
November 30, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.8%
Education — 10.6%
California State Enterprise Development Authority Revenue:
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/45	$500,000	$515,608
Provident Group SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/55	600,000	614,518
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	6,431,356
California State MFA Revenue, CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/46	2,000,000	2,003,849
California State School Finance Authority Revenue:
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/42	1,000,000	1,041,533 (a)
Classical Academies Oceanside Project, Series A, Refunding	5.000%	10/1/52	2,000,000	2,046,979 (a)
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,656,487 (a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	1,780,702 (a)
KIPP LA Project, Series A	4.000%	7/1/50	1,135,000	1,081,982 (a)
California State University Revenue, Systemwide, Series C	4.000%	11/1/45	2,000,000	2,024,058
California Statewide CDA Revenue:
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,338,277 (a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,016,741 (a)
Pittsburg, CA, Unified School District Financing Authority Revenue, GO, AGM	5.000%	9/1/47	3,000,000	3,148,624
Total Education				24,700,714
Health Care — 7.2%
California State Health Facilities Financing Authority Revenue:
CommonSpirit Health, Series A, Refunding	4.000%	4/1/44	2,000,000	2,012,933
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,541,115
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,031,833
California State MFA Revenue:
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.625%	1/1/32	1,000,000	999,888 (a)
Goodwill Industries of Sacramento Valley & Northern Nevada, Series A, Refunding	6.875%	1/1/42	1,500,000	1,478,778 (a)
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	741,715
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	949,812
California State Public Finance Authority Revenue, Green Bond, ENSO Village Project, Series A	5.000%	11/15/46	500,000	488,266
California Statewide CDA Revenue:
Front Porch Communities & Services, Refunding	5.000%	4/1/47	1,300,000	1,320,382
John Muir Health, Series A, Refunding	5.000%	12/1/49	3,750,000	4,109,990
Total Health Care				16,674,712
Housing — 2.9%
California State MFA Revenue, Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/54	1,800,000	1,921,092
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,024,492
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,023,514
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	2,801,064
Total Housing				6,770,162
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — 27.4%
California County Tobacco Securitization Agency Revenue, Los Angeles County Securitization Corp., Series A, Refunding	4.000%	6/1/49	$2,000,000	$1,899,204
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,750,000	3,808,619 (b)(c)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,387,098 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	2,900,000	3,075,597 (b)(c)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	6,515,000	6,633,094 (b)(c)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	1,500,000	1,615,119 (b)(c)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Natural History Foundation, Refunding	4.000%	7/1/50	4,000,000	3,993,862
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,000,000	997,405 (d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	10,501,354 (a)(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	2,900,000	3,059,178
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	2,657,159
Natural Gas Purchase, Series A	5.500%	11/15/37	5,000,000	5,870,366
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	7,350,000	7,876,522 (b)(c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	1,000,000	1,049,928 (d)
Southern California Public Power Authority, Natural Gas Revenue, Project No 1, Series A	5.000%	11/1/33	4,805,000	5,204,778
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	2,880,000	2,939,029
Total Industrial Revenue				63,568,312
Leasing — 4.7%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	4.000%	3/1/45	1,000,000	1,013,635 (e)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	2,005,000	2,140,083
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,113,630
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	4,100,000	4,347,537
South San Francisco, CA, Public Facilities Financing Authority, Lease Revenue, Multiple Capital Projects, Series A	5.250%	6/1/46	1,250,000	1,360,120
Total Leasing				10,975,005
Local General Obligation — 3.1%
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/38	1,410,000	1,599,292 (f)
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/39	2,630,000	2,960,909 (f)
Gilroy, CA, USD, GO, Series 2021	4.000%	8/1/44	1,000,000	1,007,728
Local Public Schools Funding Authority, CA, School Improvement District No 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,658,363
Total Local General Obligation				7,226,292
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Other — 1.7%
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	$4,000,000	$4,070,561 (d)
Power — 5.9%
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	5,000,000	5,208,847
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,050,000	483,000 *(g)
Series A	5.050%	7/1/42	170,000	78,200 *(g)
Series XX	5.250%	7/1/40	1,750,000	805,000 *(g)
Series ZZ, Refunding	—	7/1/18	400,000	183,000 *(h)
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	1,250,000	1,323,826
Sacramento Municipal Utility District, CA, Electric Revenue, Green Bonds, Series M, Refunding	5.000%	11/15/54	5,000,000	5,569,345
Total Power				13,651,218
Special Tax Obligation — 4.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	460,000	418,029
CAB, Restructured, Series A-1	0.000%	7/1/46	2,860,000	968,925
Restructured, Series A-1	4.550%	7/1/40	110,000	110,401
Restructured, Series A-1	4.750%	7/1/53	1,030,000	1,030,974
Restructured, Series A-1	5.000%	7/1/58	420,000	421,896
Restructured, Series A-2	4.329%	7/1/40	1,190,000	1,190,010
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.750%	9/1/52	600,000	631,793
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	750,000	814,449
Community Facilities District No 2023-1	4.500%	9/1/44	650,000	651,947
Community Facilities District No 2023-1	5.000%	9/1/48	1,650,000	1,699,096
Community Facilities District No 2023-1	5.625%	9/1/53	1,600,000	1,712,346
Total Special Tax Obligation				9,649,866
State General Obligation — 0.9%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	26,607	18,438
Restructured, Series A-1	5.375%	7/1/25	11,497	11,627
Restructured, Series A-1	5.625%	7/1/27	22,818	23,882
Restructured, Series A-1	5.625%	7/1/29	22,448	24,233
Restructured, Series A-1	5.750%	7/1/31	21,803	24,321
Restructured, Series A-1	4.000%	7/1/33	20,675	20,613
Restructured, Series A-1	4.000%	7/1/35	408,584	404,400
Restructured, Series A-1	4.000%	7/1/37	1,225,000	1,203,325
Restructured, Series A-1	4.000%	7/1/41	196,686	189,511
Restructured, Series A-1	4.000%	7/1/46	22,553	21,512
Subseries CW	0.000%	11/1/43	85,317	52,790 (c)
Total State General Obligation				1,994,652
Transportation — 19.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AGM	5.000%	10/1/52	2,750,000	2,989,987
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	6,658,875
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A	4.000%	1/15/46	$1,000,000	$1,003,977
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,091,475
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,000,000	4,093,381 (d)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	3,300,000	3,498,356 (d)
Los Angeles, CA, Harbor Department Revenue:
Series A-1, Refunding	5.000%	8/1/34	2,000,000	2,240,937 (d)
Series A-1, Refunding	5.000%	8/1/35	2,000,000	2,230,424 (d)
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	5,250,000	5,508,937 (d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,900,000	3,120,928 (d)
Series D, Unrefunded	5.000%	5/1/48	3,000,000	3,070,065 (d)
Series E, Refunding	5.000%	5/1/35	4,750,000	5,012,030 (d)
Stockton, CA, Public Financing Authority Revenue, Refunding	5.000%	3/1/47	3,250,000	3,274,609
Total Transportation				44,793,981
Water & Sewer — 9.9%
California State Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,199,588
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,123,747
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	4,650,432
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	3,000,000	3,028,577
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,150,000	1,186,196 (a)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Series C, Refunding	4.000%	11/1/41	1,500,000	1,555,252
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,175,581
Series 2018	5.000%	8/1/48	2,000,000	2,104,582
Total Water & Sewer				23,023,955

Total Municipal Bonds (Cost — $225,091,891)				227,099,430
Municipal Bonds Deposited in Tender Option Bond Trust(i) — 7.0%
Leasing — 7.0%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Series H (Cost — $15,986,128)	5.000%	12/1/49	14,500,000	16,253,762

Total Investments before Short-Term Investments (Cost — $241,078,019)				243,353,192
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

 Western Asset California Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 0.4%
Municipal Bonds — 0.4%
Education — 0.4%
University of California, CA, General Revenue, Series AL-2, Refunding (Cost — $800,000)	1.300%	5/15/48	$800,000	$800,000 (j)(k)
Total Investments — 105.2% (Cost — $241,878,019)				244,153,192
TOB Floating Rate Notes — (4.2)%				(9,665,000)
Other Liabilities in Excess of Other Assets — (1.0)%				(2,215,925)
Total Net Assets — 100.0%				$232,272,267

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	The coupon payment on this security is currently in default as of November 30, 2024.
(h)	The maturity principal is currently in default as of November 30, 2024.
(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.
(j)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
GO	—	General Obligation
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
USD	—	Unified School District
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	60	3/25	$7,436,822	$7,631,250	$194,428
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset California Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset California Municipals Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$227,099,430	—	$227,099,430
Municipal Bonds Deposited in Tender Option Bond Trust	—	16,253,762	—	16,253,762
Total Long-Term Investments	—	243,353,192	—	243,353,192
Short-Term Investments†	—	800,000	—	800,000
Total Investments	—	$244,153,192	—	$244,153,192
Other Financial Instruments:
Futures Contracts††	$194,428	—	—	$194,428
Total	$194,428	$244,153,192	—	$244,347,620

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset California Municipals Fund 2024 Quarterly Report